Michael W. Stockton Secretary Capital Income Builder 333 South Hope Street Los Angeles, California 90071-1406 (213) 486-9200 Tel mws@capgroup.com

January 5, 2015

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:       Capital Income Builder

File Nos. 033-12967 and 811-05085

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on December 31, 2014 of Registrant’s Post-Effective Amendment No. 42 under the Securities Act of 1933 and Amendment No. 44 under the Investment Company Act of 1940.

Sincerely,

MICHAEL W. STOCKTON